Organization and Description of Business (Details) ¥ in Millions	Jan. 23, 2023 AED (د.إ) shares	Sep. 14, 2023 CNY (¥)	Aug. 09, 2023	Aug. 11, 2022	Aug. 20, 2018
Organization and Description of Business [Line Items]
Registered capital (in Yuan Renminbi) | ¥		¥ 5.0
Color Star DMCC [Member]
Organization and Description of Business [Line Items]
Divided (in Dirhams)	د.إ 50,000
Divided shares (in Shares) | shares	50
Nominal value (in Dirhams)	د.إ 1,000
CACM Group NY, Inc [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage					100.00%
Color Star Technology Ohio Inc. [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage				100.00%
Color Star DMCC [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage	100.00%
Model Queen Limited [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage			100.00%
Hainan Yuhai Entertainment Co. Ltd. [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage		100.00%